Material Accounting Policies - Additional Information (Details) - $ / د.ك	12 Months Ended
	Dec. 31, 2023	Jul. 01, 2023
Disclosure Of Material Accounting Policies [Line Items]
Cash original maturity	three months or less
Fixed exchange rate		0.309
Top of Range [Member] | Software [Member]
Disclosure Of Material Accounting Policies [Line Items]
Expected useful life of intangible asset	10 years